Related parties disclosure (Details Narrative)	1 Months Ended	12 Months Ended
	May 27, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 EUR (€)
Related Party Transaction [Line Items]
Payables		$ 5,470,000		$ 1,837,000
WISeKey SA
Related Party Transaction [Line Items]
Share capital		$ 933,436,000
% ownership		95.75%	95.75%	95.75%
WISeKey Semiconductors SAS
Related Party Transaction [Line Items]
Share capital		$ 1,298,162,000
% ownership		100.00%	100.00%	100.00%
WiseTrust SA
Related Party Transaction [Line Items]
Share capital		$ 680,000,000
% ownership		100.00%	100.00%	100.00%
WISeKey ELA SL
Related Party Transaction [Line Items]
Share capital		$ 4,000,000,000
% ownership		100.00%	100.00%	100.00%
WISeKey SAARC Ltd
Related Party Transaction [Line Items]
Share capital		$ 100,000,000
% ownership		51.00%	51.00%	51.00%
WISeKey USA Inc
Related Party Transaction [Line Items]
Share capital		$ 6,500,000
% ownership		100.00%	100.00%	100.00%
WISeKey India Private Ltd
Related Party Transaction [Line Items]
Share capital		$ 1,000,000,000
% ownership		45.90%	45.90%	45.90%
WISeKey IoT Japan KK
Related Party Transaction [Line Items]
Share capital		$ 1,000,000,000
% ownership		100.00%	100.00%	100.00%
WISeKey IoT Taiwan
Related Party Transaction [Line Items]
Share capital		$ 100,000,000
% ownership		100.00%	100.00%	100.00%
WISeCoin AG
Related Party Transaction [Line Items]
Share capital		$ 100,000,000
% ownership		90.00%	90.00%	90.00%
WISeKey Equities AG
Related Party Transaction [Line Items]
Share capital		$ 100,000,000
% ownership		100.00%	100.00%	100.00%
WISeKey Semiconductors GmbH
Related Party Transaction [Line Items]
Share capital		$ 25,000,000
% ownership		100.00%	100.00%	100.00%
WISeKey Arabia - Information Technology Ltd
Related Party Transaction [Line Items]
Share capital		$ 200,000,000
% ownership		51.00%	51.00%	51.00%
TrusteCoin AG
Related Party Transaction [Line Items]
Share capital		$ 100,000,000
% ownership		100.00%	100.00%	51.00%
arago GmbH
Related Party Transaction [Line Items]
Share capital		$ 266,808,000
% ownership		51.00%	51.00%
Proceeds from related party debt | €	€ 1,918,047
arago Da Vinci GmbH
Related Party Transaction [Line Items]
Share capital		$ 25,000,000
% ownership		51.00%	51.00%
arago Technology Solutions Private Ltd
Related Party Transaction [Line Items]
Share capital		$ 100,000,000
% ownership		51.00%	51.00%
arago US Inc.
Related Party Transaction [Line Items]
Share capital		$ 25,000
% ownership		51.00%	51.00%
WISeKey Vietnam Ltd
Related Party Transaction [Line Items]
Share capital		$ 689,400,000,000
% ownership		95.75%	95.75%
Carlos Moreira
Related Party Transaction [Line Items]
Payables		$ 2,802,000		$ 1,580,000	SFr 2,555,032
Hans-Christian Boos
Related Party Transaction [Line Items]
Payables		2,395,219		$ 0		€ 2,105,407
Interest expense		$ 125,312	€ 105,895